As filed with the Securities and Exchange Commission on August 20, 1997
                                           Registration No. 33-39507
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                     POST-EFFECTIVE AMENDMENT NO. 6 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 139

B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199 Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                Copy to:
         LEE B. SPENCER, JR., ESQ.          KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED     CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph (b);
 ___
/X / on August 31, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIPS: 63701H565R                                                   MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
NMT                                           Series 139
--------------------------------------------------------------------------------

The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of the Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term state, municipal and public authority debt obligations, and the conservation of capital. There is, of course, no guarantee that the Trusts' objectives will be achieved. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Securities in the Trust are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of the Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                 Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                                  Prospectus dated
this Prospectus for future reference                    August 31, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 139
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................             A-iii
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------
This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    National Municipal Trust, Series 139 ('National Trust (Uninsured)' or the 'Trust' as the context requires) is composed of interest-bearing municipal bonds (the 'Securities'). The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder).

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by the Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market--Public Offering Price.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors, a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B 'Rights of Unit Holders--Distribution of Interest and Principal,' the Minimum Principal Distribution Amount is amended to read $1.00 per Unit.

    Note: The seventh paragraph on page B-7 in Part B is amended to delete such paragraph and replace it with the following:

    The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, prior to 1996, Section 936 of the Internal Revenue Code generally provided deferral of Federal income taxes for U.S. companies operating on the island until profits are repatriated. Section 936 was repealed by the Small Business Job Protection Act of 1996. It is expected that the repeal of Section 936 will have a strongly negative impact on Puerto Rico's economy.

    Note: The second paragraph in Part B 'Sponsor' is amended to delete such paragraph and replace it with the following:

    Prudential Securities is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government

Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc. and Prudential World Fund, Inc.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains 13 issues of Securities of issuers located in 7 states and the Commonwealth of Puerto Rico. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: airport facilities: 23.7%* of the Trust; health and hospital facilities: 27.9%* of the Trust; housing facilities: 13.6%* of the Trust; resource recovery facilities:
11.6%* of the Trust; utility facilities: 23.2%* of the Trust. The Trust is concentrated in health and hospital Securities.

    The Portfolio also contains Securities representing 13.6%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986.

    Approximately 13.6%* of the Securities in the Trust also contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities.

    31.7%* of the Securities in the Trust are rated by Standard & Poor's Corporation (4.1% being rated AAA, 13.6%* being rated AA, 11.6%* being rated A and 2.4%* being rated BBB) and 42.5%* of the Securities in the Trust are rated by Moody's Investors Service (3.2%* being rated Aaa, 15.6%* being rated A and 23.7%* being rated Baa) and 25.8%* of the Securities in the Trust are not rated. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Four Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 7.3% of the aggregate principal amount of the Securities in the Trust (although only 2.4%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 52.3% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities').

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 14.0%* of the Trust was acquired.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on July 23, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 139
                                  (UNINSURED)
                              As of July 23, 1997

FACE AMOUNT OF SECURITIES......................... $ 9,025,000.00
NUMBER OF UNITS...................................      10,738.00
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT........................     1/10,738th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust..................................... $ 9,266,269.24
  Divided by 10,738 Units......................... $       862.94
  Plus sales charge of 4.215% of Public Offering
    Price (4.401% of net amount invested in
    Securities)................................... $        37.98
                                                   --------------
  Public Offering Price per Unit(2)(4)............ $       900.92
                                                   --------------
                                                   --------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE
  PER UNIT (based on bid side evaluation of
  underlying Securities, $37.98 less than Public
  Offering Price per Unit)(4)..................... $       862.94
                                                   --------------
                                                   --------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--92.7%; at par--0%; at a discount from par--7.3%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: June 1, 2041
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,800,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: May 30, 1991(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $60.25
  Less estimated annual expenses per Unit(3).....................................................    (1.25)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $59.00
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.00
Daily Rate of Income Accrual per Unit............................................................   $.1639
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     6.55%
Estimated Long-Term Return(6)....................................................................    3.448%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.92
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of July 23, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to July 28, 1997, the expected date of settlement for the purchase of Units on July 23, 1997 was $15.26.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 139 (Uninsured)

We have audited the statement of financial condition and schedule of portfolio securities of the National Municipal Trust Series 139 (Uninsured) as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote
(a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 139 (Uninsured) as of April 30, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

July 15, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 139
                                       (UNINSURED)

                                      April 30, 1997

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $9,035,307) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $9,485,189

Accrued interest receivable                                                    227,384

           Total                                                             9,712,573

                                 LIABILITY AND NET ASSETS

Less Liability:

   Due to Trustee                                                               55,981

Net Assets:

   Balance applicable to 11,052 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreciation
        of $449,882                                             $9,485,189

      Undistributed principal and net investment income
        (Note (b))                                                 171,403


           Net assets                                                       $9,656,592

Net asset value per Unit ($9,656,592 divided by 11,052 Units)                $  873.74

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 139
                                       (UNINSURED)

                                                         For the years ended April 30,
                                                          1997        1996      1995

Investment income - interest                            $746,194    $835,566  $843,825

Less Expenses:

   Trust fees and expenses                                15,768      17,546    15,881

           Total expenses                                 15,768      17,546    15,881

           Investment income - net                       730,426     818,020   827,944

Net (loss) gain on investments:

   Realized gain (loss) on securities sold or
     redeemed                                             28,205      12,637    (2,020)

   Net unrealized market (depreciation) appreciation     (70,094)     27,929   (91,659)

           Net (loss) gain on investments                (41,889)     40,566   (93,679)

Net increase in net assets resulting from operations    $688,537    $858,586  $734,265

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 139
                                       (UNINSURED)

                                                    For the years ended April 30,
                                                   1997          1996          1995

Operations:

   Investment income - net                     $   730,426    $   818,020   $  827,944

   Realized gain (loss) on securities sold or
     redeemed                                       28,205         12,637       (2,020)

   Net unrealized market (depreciation)
     appreciation                                  (70,094)        27,929      (91,659)

           Net increase in net assets
             resulting from operations             688,537        858,586      734,265

Less Distributions to Unit Holders:

   Principal                                    (1,355,941)       (34,521)     (90,000)

   Investment income - net                        (748,961)      (809,199)    (818,280)

           Total distributions                  (2,104,902)      (843,720)    (908,280)

Less Capital Share Transactions:

   Redemption of 772 Units and 176 Units,
     respectively                                 (687,833)      (175,014)        -

   Accrued interest on redemption                  (11,383)        (2,852)        -

           Total capital share transactions       (699,216)      (177,866)        -

Net decrease in net assets                      (2,115,581)      (163,000)    (174,015)

Net assets:

   Beginning of year                            11,772,173     11,935,173   12,109,188

   End of year (including undistributed prin-
     cipal and net investment income of
     $171,403 and $223,456, and undistributed
     net investment income of $216,000,
     respectively)                             $ 9,656,592    $11,772,173  $11,935,173

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 139
                                (UNINSURED)

                               April 30, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 30, 1991) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust in not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month, after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 139
                                (UNINSURED)

                               April 30, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (May 30, 1991) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                               $12,311,608
       Less:  Gross underwriting commissions (sales charge)        (584,760)
       Net cost to investors                                     11,726,848
       Cost of securities sold or redeemed                       (2,747,080)
       Net unrealized market appreciation                           449,882
       Accumulated interest accretion                                55,539
       Net amount applicable to investors                       $ 9,485,189


(d) OTHER INFORMATION
    Selected data for a Unit of the Trust during each year:

                                             For the years ended April 30,
                                              1997         1996       1995
       Principal distributions during
         year                               $116.44      $  2.89    $  7.50

       Net investment income distribu-
         tions during year                  $ 64.91      $ 67.79    $ 68.19

       Net asset value at end of year       $873.74      $995.62    $994.60

       Trust Units outstanding at end
         of year                             11,052       11,824     12,000

                                       A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 139
                                             (UNINSURED)

                                            April 30, 1997


Port-                                                                                                 Optional
folio                                Rating         Face      Coupon   Maturity    Sinking Fund       Refunding        Market
 No.       Title of Securities         <F1>         Amount      Rate       Date    Redemptions<F3> Redemptions<F2> Value<F4><F5>

 1.  Broward County, Florida,
     Resource Recovery Revenue
     Bonds, Series 1984 (Broward
     Waste Energy Company, L.P.
     North Project).                   A         $  980,000    7.950% 12/01/08   12/01/97@100       12/01/99@103     $1,066,857

 2.  Idaho Housing Agency,
     Single-Family Mortgage Sen-
     ior Bonds, 1991 Series A
     (Federally Insured or Guar-
     anteed Mortgage Loans). <F8>      AA           370,000    7.500  07/01/24   01/01/12@100       01/01/02@102        387,460

 3.  City of Chicago, Chicago-
     O'Hare International Air-
     port, Special Facility Reve-
     nue Bonds (American Air-
     lines, Inc. Project).  <F8>       Baa2<F6>   1,000,000    7.875  11/01/25   NONE               11/01/00@102      1,075,950

 4.  Illinois Health Facilities
     Authority, Revenue Bonds,
     Series 1990 (Riverside Sen-
     ior Living Center Project).
     <F7>                              A3<F6>       265,000    7.500  11/01/20   NONE               11/01/00@102        292,488

 5.  Massachusetts Industrial
     Finance Agency Revenue
     Bonds, Leonard Morse Hospi-
     tal Issue, Series 1989. <F7>      <F9>       1,000,000    8.000  10/15/14   10/15/00@100       10/15/99@102      1,094,810

 6.  Minnesota Housing Finance
     Agency, Single-Family Mort-
     gage Bonds, 1991 Series A,
     FHA Insured. <F8>                 AA+          860,000    7.450  07/01/22   07/01/15@100       01/01/01@102        901,848

 7.  Puerto Rico Electric Power
     Authority, Power Revenue
     Bonds, Series O.                  BBB+         665,000    0.000  07/01/17   NONE               NONE                205,013

 8.  Brazos County Health
     Facilities, Development
     Corporation, Franciscan
     Services Corporation, Reve-
     nue Bonds, Series 1989B
     (Saint Joseph Hospital and
     Health Center of Bryan,
     Texas). <F7>                      <F9>       1,200,000     .750  01/01/19   01/01/02@100       01/01/99@102      1,284,012


 9.  Dallas-Fort Worth Interna-
     tional Airport Facility Im-
     provement Corporation, Delta
     Air Lines, Inc. Revenue
     Bonds, Series 1991. <F8>         Baa3<F6>    1,000,000    7.625  11/01/21   NONE               11/01/01@102      1,076,070

10.  Matagorda County, Naviga-
     tion District Number One
     (Texas), Collateralized Pol-
     lution, Control Revenue
     Bonds, (Houston Lighting &
     Power, Company Project),
     Series 1989A. <F8>               A2<F6>      1,200,000    7.875  02/01/19   NONE               02/01/98@102      1,249,512

11.  Washington Public Power
     Supply System, Nuclear Proj-
     ect No. 2 Refunding Revenue
     Bonds, Series 1990B.  <F7>      Aaa<F6>        330,000    7.000  07/01/12   07/01/04@100       07/01/00@102        358,185



12.  Washington Public Power
     Supply System, Nuclear Proj-
     ect No. 3 Refunding Revenue
     Bonds, Series 1989B. <F7>       AAA            205,000    7.250  07/01/15   07/01/10@100       01/01/00@102        222,114

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 139
                                             (UNINSURED)
                                             (CONTINUED)

                                            April 30, 1997


Port-                                                                                                 Optional
folio                                Rating         Face      Coupon   Maturity    Sinking Fund       Refunding        Market
 No.       Title of Securities         <F1>         Amount      Rate       Date    Redemptions<F3> Redemptions<F2> Value<F4><F5>

13.  Washington Public Power
     Supply System, Nuclear Proj-
     ect No. 1 Refunding Revenue
     Bonds, Series 1989B.  (7)         AAA       $  250,000    7.250% 07/01/15   07/01/10@100       01/01/00@102     $  270,870

                                                 $9,325,000                                                          $9,485,189

                             See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 139
                              (UNINSURED)

                             April 30, 1997

<F1>All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2>There s shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3>There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on that date.

<F4>The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on that date.

<F5>At April 30, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $451,741
       Gross unrealized market depreciation           (1,859)
       Net unrealized market appreciation           $449,882

    The amortized cost of the Securities for Federal income tax purposes was $9,035,307 at April 30, 1997.

<F6>Moody's Investors Service, Inc. rating.

<F7>The Issuers of Portfolio Nos. 4, 5, 8, 11, 12 and 13 have indicated
that they will refund these Securities on their respective optional redemption dates.

<F8>In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F9>This Security, although unrated, has, in the opinion of the Sponsor, credit characteristics comparable to an investment grade Security.

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

            The following Exhibits:

    ****EX-3.(i)  -     Restated Certificate of Incorporation of Prudential
                          Securities Incorporated dated March 29, 1993.

   *****EX-3.(ii) -     Revised By-Laws of Prudential Securities
                          Incorporated as amended through June 21, 1996.

       +EX-4      -     Trust Indenture and Agreement dated September 6,
                          1989.

       *EX-23     -     Consent of Kenny S&P Evaluation Services, a
                          division of J.J. Kenny Co., Inc. (as evaluator).

     ***EX-24     -     Powers of Attorney executed by a majority of the
                          Board of Directors of Prudential Securities
                          Incorporated.

       *Ex-27     -     Financial Data Schedule.

        Ex-99     -     Information as to Officers and Directors of
                          Prudential Securities Incorporated is
                          incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities
                          Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-16267).

      **EX-99.2   -     Affiliations of Sponsor with other investment
                          companies.

      **EX-99.3   -     Broker's Blanket Policies, Standard Form No. 39 in
                          the aggregate amount of $62,500,000.

       +EX-99.4   -     Investment Advisory Agreement.

_________________________

*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series, Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 139 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 19th day of August, 1997.

                              NATIONAL MUNICIPAL TRUST,
                              Series 139
                                (Registrant)

                              By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                              By the following persons,* who
                                 constitute a majority of the
                                 Board of Directors of Prudential
                                 Securities Incorporated

                                 Alan D. Hogan
                                 A. Laurence Norton, Jr.
                                 Leland B. Paton
                                 Martin Pfinsgraff
                                 Vincent T. Pica II
                                 Hardwick Simmons
                                 Lee B. Spencer, Jr.

                              By __/s/ Kenneth Swankie   _________
                                      (Kenneth Swankie
                                       Senior Vice President,
                                       Manager--Unit Investment
                                       Trust Department,
                                       as authorized signatory for
                                       Prudential Securities
                                       Incorporated and Attorney-
                                       in-Fact for the persons
                                       listed above)
_____________________

*     Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                         CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated July 15, 1997, accompanying the financial statements of the National Municipal Trust Series 139 (Uninsured) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

August 18, 1997
New York, New York